Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Details) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Allowance for loan losses:
Beginning Balance	$ 9,606,000	$ 7,284,000	$ 8,669,000		$ 7,306,000		$ 7,306,000		$ 7,126,000
Charge-offs	(208,000)	(76,000)	(395,000)		(251,000)		(666,000)		(1,462,000)
Recoveries	9,000	7,000	66,000		16,000		63,000		145,000
Provisions (credits)	1,146,000	610,000	2,213,000		754,000		1,966,000		1,497,000
Ending balance	10,553,000	7,825,000	10,553,000		7,825,000		8,669,000		7,306,000
Ending balance: related to loans individually evaluated for impairment	1,020,000	845,000	1,020,000		845,000		830,000		631,000
Ending balance: related to loans collectively evaluated for impairment	9,533,000	6,980,000	9,533,000		6,980,000		7,839,000		6,675,000
Total Loans Receivable	807,839,000	692,866,000	807,839,000		692,866,000		781,341,000		620,405,000
Ending balance: individually evaluated for impairment	7,803,000	7,954,000	7,803,000		7,954,000		7,487,000		5,987,000
Ending balance: collectively evaluated for impairment	800,036,000	684,912,000	800,036,000		684,912,000		773,854,000		614,418,000
Paycheck Protection Program [Member]
Allowance for loan losses:
Beginning Balance	0		0
Charge-offs	0		0
Recoveries	0		0
Provisions (credits)	0		0
Ending balance	0		0				0
Ending balance: related to loans individually evaluated for impairment	0		0
Ending balance: related to loans collectively evaluated for impairment	0		0
Total Loans Receivable	73,774,000		73,774,000
Ending balance: individually evaluated for impairment	0		0
Ending balance: collectively evaluated for impairment	73,774,000		73,774,000
Unallocated [Member]
Allowance for loan losses:
Beginning Balance	198,000	0	272,000	[1]	152,000	[1]	152,000	[1]	0
Charge-offs	0	0			0		0	[1]	0
Recoveries	0	0			0		0	[1]	0
Provisions (credits)	367,000	0			(152,000)		120,000	[1]	152,000
Ending balance	565,000	0	565,000		0		272,000	[1]	152,000	[1]
Ending balance: related to loans individually evaluated for impairment	0	0	0		0		0	[1]	0
Ending balance: related to loans collectively evaluated for impairment	565,000	0	565,000		0		272,000	[1]	152,000
Total Loans Receivable	0		0				35,790,000	[1]
Ending balance: individually evaluated for impairment	0		0				0	[1]
Ending balance: collectively evaluated for impairment	0		0				35,790,000	[1]
Residential Mortgage Loans [Member]
Allowance for loan losses:
Total Loans Receivable	216,419,000		216,419,000				249,312,000		239,644,000
Residential Mortgage Loans [Member] | 1-4 Family First Lien Residential Mortgages [Member]
Allowance for loan losses:
Beginning Balance	731,000	722,000	580,000		766,000		766,000		865,000
Charge-offs	(99,000)	(11,000)	(125,000)		(11,000)		(11,000)		(245,000)
Recoveries	0	1,000	1,000		1,000		2,000		21,000
Provisions (credits)	124,000	12,000	300,000		(32,000)		(177,000)		125,000
Ending balance	756,000	724,000	756,000		724,000		580,000		766,000
Ending balance: related to loans individually evaluated for impairment	153,000	104,000	153,000		104,000		97,000		108,000
Ending balance: related to loans collectively evaluated for impairment	603,000	620,000	603,000		620,000		483,000		658,000
Total Loans Receivable	212,741,000	239,422,000	212,741,000		239,422,000		209,559,000		232,523,000
Ending balance: individually evaluated for impairment	1,598,000	1,633,000	1,598,000		1,633,000		1,611,000		1,827,000
Ending balance: collectively evaluated for impairment	211,143,000	237,789,000	211,143,000		237,789,000		207,948,000		230,696,000
Residential Mortgage Loans [Member] | Residential Construction Mortgage [Member]
Allowance for loan losses:
Beginning Balance	0	0	0		0		0		0
Charge-offs	0	0	0		0		0		0
Recoveries	0	0	0		0		0		0
Provisions (credits)	0	0	0		0		0		0
Ending balance	0	0	0		0		0		0
Ending balance: related to loans individually evaluated for impairment	0	0	0		0		0		0
Ending balance: related to loans collectively evaluated for impairment	0	0	0		0		0		0
Total Loans Receivable	3,678,000	3,966,000	3,678,000		3,966,000		3,963,000		7,121,000
Ending balance: individually evaluated for impairment	0	0	0		0		0		0
Ending balance: collectively evaluated for impairment	3,678,000	3,966,000	3,678,000		3,966,000		3,963,000		7,121,000
Commercial Loans [Member]
Allowance for loan losses:
Total Loans Receivable	478,918,000		478,918,000				403,033,000		329,228,000
Commercial Loans [Member] | Real Estate [Member]
Allowance for loan losses:
Beginning Balance	4,243,000	3,370,000	4,010,000		3,578,000		3,578,000		3,589,000
Charge-offs	0	0	0		0		0		(643,000)
Recoveries	0	0	0		0		0		0
Provisions (credits)	15,000	82,000	248,000		(126,000)		432,000		632,000
Ending balance	4,258,000	3,452,000	4,258,000		3,452,000		4,010,000		3,578,000
Ending balance: related to loans individually evaluated for impairment	64,000	108,000	64,000		108,000		78,000		100,000
Ending balance: related to loans collectively evaluated for impairment	4,194,000	3,344,000	4,194,000		3,344,000		3,932,000		3,478,000
Total Loans Receivable	260,824,000	225,794,000	260,824,000		225,794,000		254,257,000		212,314,000
Ending balance: individually evaluated for impairment	4,661,000	4,461,000	4,661,000		4,461,000		4,446,000		2,873,000
Ending balance: collectively evaluated for impairment	256,163,000	221,333,000	256,163,000		221,333,000		249,811,000		209,441,000
Commercial Loans [Member] | Lines of Credit [Member]
Allowance for loan losses:
Beginning Balance	1,218,000	802,000	1,195,000		730,000		730,000		735,000
Charge-offs	(48,000)	(24,000)	(48,000)		(131,000)		(136,000)		(102,000)
Recoveries	0	0	2,000		0		0		66,000
Provisions (credits)	38,000	367,000	59,000		546,000		601,000		31,000
Ending balance	1,208,000	1,145,000	1,208,000		1,145,000		1,195,000		730,000
Ending balance: related to loans individually evaluated for impairment	98,000	204,000	98,000		204,000		98,000		28,000
Ending balance: related to loans collectively evaluated for impairment	1,110,000	941,000	1,110,000		941,000		1,097,000		702,000
Total Loans Receivable	53,509,000	56,569,000	53,509,000		56,569,000		58,617,000		44,235,000
Ending balance: individually evaluated for impairment	178,000	370,000	178,000		370,000		184,000		256,000
Ending balance: collectively evaluated for impairment	53,331,000	56,199,000	53,331,000		56,199,000		58,433,000		43,979,000
Commercial Loans [Member] | Other Commercial and Industrial [Member]
Allowance for loan losses:
Beginning Balance	1,758,000	1,560,000	1,645,000		1,285,000		1,285,000		1,214,000
Charge-offs	(9,000)	(1,000)	(9,000)		(2,000)		(158,000)		(207,000)
Recoveries	0	0	0		0		1,000		0
Provisions (credits)	317,000	143,000	430,000		419,000		517,000		278,000
Ending balance	2,066,000	1,702,000	2,066,000		1,702,000		1,645,000		1,285,000
Ending balance: related to loans individually evaluated for impairment	563,000	287,000	563,000		287,000		406,000		255,000
Ending balance: related to loans collectively evaluated for impairment	1,503,000	1,415,000	1,503,000		1,415,000		1,239,000		1,030,000
Total Loans Receivable	83,167,000	79,590,000	83,167,000		79,590,000		82,092,000		63,359,000
Ending balance: individually evaluated for impairment	1,062,000	1,146,000	1,062,000		1,146,000		935,000		824,000
Ending balance: collectively evaluated for impairment	82,105,000	78,444,000	82,105,000		78,444,000		81,157,000		62,535,000
Commercial Loans [Member] | Tax Exempt Loans [Member]
Allowance for loan losses:
Beginning Balance	1,000	1,000	1,000		1,000		1,000		1,000
Charge-offs	0	0	0		0		0		0
Recoveries	0	0	0		0		0		0
Provisions (credits)	0	0	0		0		0		0
Ending balance	1,000	1,000	1,000		1,000		1,000		1,000
Ending balance: related to loans individually evaluated for impairment	0	0	0		0		0		0
Ending balance: related to loans collectively evaluated for impairment	1,000	1,000	1,000		1,000		1,000		1,000
Total Loans Receivable	7,644,000	8,803,000	7,644,000		8,803,000		8,067,000		9,320,000
Ending balance: individually evaluated for impairment	0	0	0		0		0		0
Ending balance: collectively evaluated for impairment	7,644,000	8,803,000	7,644,000		8,803,000		8,067,000		9,320,000
Consumer Loans [Member]
Allowance for loan losses:
Total Loans Receivable	112,502,000		112,502,000				128,996,000		51,533,000
Consumer Loans [Member] | Home Equity and Junior Liens [Member]
Allowance for loan losses:
Beginning Balance	611,000	430,000	553,000		409,000		409,000		514,000
Charge-offs	0	0	(28,000)		0		(7,000)		(17,000)
Recoveries	0	0	29,000		0		0		7,000
Provisions (credits)	33,000	(44,000)	90,000		(23,000)		151,000		(95,000)
Ending balance	644,000	386,000	644,000		386,000		553,000		409,000
Ending balance: related to loans individually evaluated for impairment	142,000	136,000	142,000		136,000		150,000		140,000
Ending balance: related to loans collectively evaluated for impairment	502,000	250,000	502,000		250,000		403,000		269,000
Total Loans Receivable	42,587,000	26,214,000	42,587,000		26,214,000		46,389,000		26,109,000
Ending balance: individually evaluated for impairment	219,000	247,000	219,000		247,000		220,000		207,000
Ending balance: collectively evaluated for impairment	42,368,000	25,967,000	42,368,000		25,967,000		46,169,000		25,902,000
Consumer Loans [Member] | Other Consumer [Member]
Allowance for loan losses:
Beginning Balance	846,000	399,000	413,000		385,000		385,000		208,000
Charge-offs	(52,000)	(40,000)	(185,000)		(107,000)		(354,000)		(248,000)
Recoveries	9,000	6,000	34,000		15,000		60,000		51,000
Provisions (credits)	252,000	50,000	793,000		122,000		322,000		374,000
Ending balance	1,055,000	415,000	1,055,000		415,000		413,000		385,000
Ending balance: related to loans individually evaluated for impairment	0	6,000	0		6,000		1,000		0
Ending balance: related to loans collectively evaluated for impairment	1,055,000	409,000	1,055,000		409,000		412,000		385,000
Total Loans Receivable	69,915,000	52,508,000	69,915,000		52,508,000		82,607,000		25,424,000
Ending balance: individually evaluated for impairment	85,000	97,000	85,000		97,000		91,000		0
Ending balance: collectively evaluated for impairment	69,830,000	$ 52,411,000	69,830,000		$ 52,411,000		82,516,000		$ 25,424,000
Consumer Loans [Member] | Unallocated [Member]
Allowance for loan losses:
Beginning Balance			272,000
Charge-offs			0
Recoveries			0
Provisions (credits)			293,000
Ending balance	$ 565,000		$ 565,000				$ 272,000

[1]	The ending balance of the loans receivable for the unallocated portion of the allowance includes loans held-for-sale. At December 31, 2019, the Bank had loans held-for-sale with a principal balance of $35.8 million. These loans were still part of the portfolio as of December 31, 2019. Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.